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Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
Phone (213) 486-9200
Fax (213) 615-0430

Michael Triessl
Counsel

July 27, 2009

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention:	Rebecca A. Marquigny, Senior Counsel
Division of Investment Management
Office of Insurance Products

Re:	American Funds Insurance Series Preliminary Proxy Statement
File No. 002-86838 and No. 811-03857

Dear Ms. Marquigny:

On behalf of the American Funds Insurance Series, we hereby file a Preliminary Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended.  Please note that we filed a preliminary joint proxy statement for the American Funds retail funds on July 13, 2009 (the “Retail Proxy Statement”) that is substantially similar to the Preliminary Proxy Statement filed herewith.  This Preliminary Proxy Statement incorporates any changes that will be made to the retail funds’ definitive joint proxy statement as a result of comments we received from Ms. Laura Hatch, the primary SEC reviewer of the Retail Proxy Statement in the Division of Investment Management.

Please note that there are only two substantive differences in the proxy statements.  Proposal 7 in this Preliminary Proxy Statement applies to the Global Discovery Fund and is substantially the same as Proposal 7 in the Retail Proxy Statement which applies to the New Economy Fund.  Further, we are not required to include a shareholder proposal with regards to “genocide-free investing” in this Preliminary Proxy Statement that is included in the Retail Proxy Statement as Proposal 8.  One additional difference is that the Preliminary Proxy Statement as compared to the Retail Proxy Statement includes additional disclosures regarding voting in the context of insurance company separate accounts and owners of insurance contracts.

We hope to file a Definitive Proxy Statement and deliver the Proxy Statement to shareholders of the American Funds Insurance Series in August.  If you have any questions about the enclosed, please call me at (213) 615-4024 or Herb Poon at (213) 615-0432.

Sincerely yours,
/s/ Michael Triessl
Michael Triessl
Counsel
Capital Research and Management Company

Enclosure